FINANCIAL INSTRUMENT (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
SCHEDULE OF FINANCIAL INSTRUMENT

The following table shows a reconciliation from the opening balances to the ending balances for Level 3 fair value:

	2022	2023	2023
	SGD’000	SGD’000	USD’000
As of January 1,	243	245	186
Change in fair value recognized in profit or loss	2	-	-
As of December 31,	245	245	186